Costs of revenues - Schedule of cost of revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs of revenues
Total	$ 242,886	$ 155,567	$ 200,649
Bandwidth costs
Costs of revenues
Total	142,827	101,632	112,522
Revenue-sharing costs
Costs of revenues
Total	57,282	26,797	67,302
Payment handling charges
Costs of revenues
Total	18,025	12,741	8,494
Cost of inventories sold
Costs of revenues
Total	918	4,162	5,911
Impairment loss on intangible assets
Costs of revenues
Total	2,515
Service fees
Costs of revenues
Total	5,425	1,885	868
Depreciation and amortization
Costs of revenues
Total	3,225	2,127	793
Other costs
Costs of revenues
Total	$ 12,669	$ 6,223	$ 4,759